Summary of significant accounting policies and basis of presentation (Policies)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to clinical trial accruals, stock-based compensation, income taxes and, prior to the IPO, fair value of embedded derivative liability, fair value of convertible preferred stock and fair values of common and convertible preferred stock warrants. The Company’s actual results may differ from these estimates under different assumptions or conditions. There have been no significant changes from our original estimates in any periods presented.

Principles of Consolidation

Principles of Consolidation—The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of the Company and its wholly-owned subsidiary in Australia. All intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Reclassifications—The Company has reclassified certain prior period amounts to conform to the current period presentation. The Company reclassified changes in fair value of warrant liabilities from other income (expense), net and presented it as a separate line item on our consolidated statements of operations and comprehensive loss. The reclassification had no impact on the total income (expense), net or net loss.

Foreign Currency Translation

Foreign Currency Translation—The Company’s consolidated financial statements are prepared in U.S. dollars. Its foreign subsidiary uses the Australian dollar as its functional currency and maintains its records in the local currency. Assets and liabilities are re-measured at exchange rates in effect at the end of the reporting period. Equity is measured at historical rates and income and expenses are re-measured at average exchange rates for the reporting period. The resulting foreign currency translation adjustment is recorded in accumulated other comprehensive income (loss) in the consolidated balance sheets and in the consolidated statements of operations and comprehensive loss. Transactions denominated in foreign currency are translated at exchange rates at the date of transaction with foreign currency gains (losses) recorded in other income (expense), net in the consolidated statements of operations and other comprehensive loss.

Cash	Cash—At December 31, 2012 and 2013, and September 30, 2014 the Company’s cash was comprised of funds held in non-interest bearing bank checking accounts.
Deposit

Deposit—Deposit in the amount of $144,000 and $89,000 as of December 31, 2013 and September 30, 2014, respectively, represents amounts paid in connection with the Company’s facility lease agreement recorded as a long-term asset.

Segment Reporting

Segment Reporting—The Company operates and manages its business as one reporting and operating segment, which is the business of developing and commercializing therapeutics. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Concentrations of Credit Risk and Other Uncertainties

Concentrations of Credit Risk and Other Uncertainties—Cash is a financial instrument that potentially subject the Company to concentrations of credit risk. As of September 30, 2014, substantially all of the Company’s cash was deposited in accounts at two financial institutions, and amounts may exceed federally insured limits. Management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash is held.

The Company is subject to certain risks and uncertainties, including, but not limited to changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: ability to obtain future financing; regulatory approval and market acceptance of, and reimbursement for, the Company’s product candidates; performance of third-party clinical research organizations and manufacturers; development of sales channels; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; and the Company’s ability to attract and retain employees necessary to support the growth.

Property and Equipment

Property and Equipment—Property and equipment are recorded at cost, net of accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements are capitalized and amortized over the shorter period, expected life or lease term. Major replacements and improvements are capitalized, while general repairs and maintenance are expensed as incurred.

Long-Lived Assets

Long-Lived Assets—We evaluate the carrying amount of the Company’s long-lived assets whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. To date, there have been no such impairment losses.

Convertible Preferred Stock

Convertible Preferred Stock—The Company recorded issued convertible preferred stock at fair value on the dates of issuance, net of issuance costs. The convertible preferred stock was recorded outside of stockholders’ deficit because the shares contain liquidation features that are not solely within the Company’s control. The Company elected not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because it was uncertain whether or when an event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of convertible preferred stock.

Derivative Instruments

Derivative Instruments—The Company has recorded as an embedded derivative liability the potential payments that would be made to holders of the convertible notes in the event of a change of control prior to the maturity date of the convertible notes. The embedded derivative liability is initially recorded at fair value, with gains and losses arising from changes in fair value recognized in the consolidated statements of operations and comprehensive loss at each period end while such instruments are outstanding. The liability was valued using a probability-weighted expected return model (refer to Note 3). In November 2013, the liability terminated upon the conversion of the notes into Series A convertible preferred stock (refer to Note 8).

The Company has also recorded convertible preferred stock warrants issued to investors and note holders as derivative liabilities. The convertible preferred stock warrants are initially recorded at fair value, with gains and losses arising from changes in fair value recognized in other income (expense) in the consolidated statements of operations and comprehensive loss at each period end while such instruments are outstanding and classified as long-term liabilities. In connection with the completion of the Company’s IPO in August 2014, all of the outstanding warrants to purchase convertible preferred stock were exercised. As a result of the exercises, the Company recorded a $0.8 million loss related to the change in fair value in our condensed consolidated statements of operations and comprehensive loss and reclassified the fair value of $0.9 million to permanent equity.

The Company has also recorded as a derivative liability the Company’s obligation to issue common stock warrants in connection with license agreements as the terms of the warrants were not fixed due to potential adjustments in the exercise price. The derivative liability associated with the common stock warrants was initially recorded at fair value, with gains and losses arising from changes in fair value recognized in the consolidated statements of operations and comprehensive loss at each period end while such instruments are classified as liabilities. In March 2014, the liability terminated upon the issuance of common stock warrants and was recorded to additional paid-in capital.

Both the preferred stock and common stock warrant liabilities were valued using a Black-Scholes valuation model (refer to Note 10).

At the time of the completion of the IPO, all outstanding warrants to purchase preferred stock and common stock were exercised, and the outstanding liability was reversed.

Revenue Recognition

Revenue Recognition—The Company has primarily generated contract revenue through a research and collaboration arrangement with a strategic partner for the development and commercialization of product candidates, and a license agreement related to the licensing of certain of our intellectual property. Additionally, the Company has historically generated grant revenue from research and development grant programs.

The Company recognizes revenue in accordance with Accounting Standards Codification Topic 605, Revenue Recognition (ASC 605). Accordingly, revenue is recognized for each unit of accounting when all of the following criteria are met:

■	Persuasive evidence of an arrangement exists;

■	Delivery has occurred or services have been rendered;

■	The seller’s price to the buyer is fixed or determinable; and

■	Collectability is reasonably assured.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s consolidated balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, current portion. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

Collaboration and License Revenue

In May 2014, the Company entered into a research collaboration and license agreement with Regeneron to discover, develop and commercialize novel gene therapy products for the treatment of ophthalmologic diseases. The collaboration covers up to eight distinct therapeutic targets (collaboration targets). The Company and Regeneron will collaborate during the initial research period of three years that can be extended by Regeneron for up to an additional five years. During the research period, Regeneron has the option to obtain an exclusive worldwide license for a collaboration target’s further development by giving written notice to the Company and paying $2.0 million per target. If Regeneron exercises its option, it will be responsible for all further development and commercialization of the target. The Company is then eligible to receive contingent payments of up to $80.0 million upon achievement of certain development and regulatory milestones for product candidates directed toward each collaboration target, for a combined total of up to $640.0 million in potential milestone payments for product candidates directed toward all eight collaboration targets, plus a royalty in the low- to mid-single-digits on worldwide net sales of collaboration products.

For any two collaboration targets, the Company has an option to share up to 35% of the worldwide product candidate development costs and profits. If the Company exercises this option, the Company will not be eligible for milestone and royalty payments discussed above but rather the Company will share development costs and profits with Regeneron.

The agreement will expire with respect to each collaboration target upon the earlier of the (a) expiration of the research term if the option right has not been triggered by the end of the research term or (b) expiration of the option right if the option right has not been exercised by Regeneron. If the option right has been exercised, the agreement in connection with each collaboration target will expire upon expiration of all payment obligations by Regeneron. In addition, the agreement, or Regeneron’s rights to any target development under the agreement, may terminate early under the following situations:

■	Regeneron may terminate the agreement for convenience at any time on a target by target basis or in totality upon a 30-day notice.

■	Each party can terminate the agreement if another party commits a material breach or material default in performance of its obligations and such breach or default is not cured within 60 days.

■	The agreement is automatically terminated upon initiation of any bankruptcy proceedings, reorganization or dissolution of either party.

■	The Company can terminate the agreement upon 30-day notice if Regeneron challenges the validity, scope or enforceability of any Company patent.

In connection with the agreement, Regeneron also acquired a time-limited right of first negotiation for a potential license to develop and commercialize AVA-101, the Company’s gene therapy product currently under development and undergoing a Phase 2a clinical trial. If and when such negotiation is successful, the Company and Regeneron will enter into a separate agreement for AVA-101.

Under the terms of the agreement, the Company received initial upfront non-refundable cash payments of $8.0 million that included payment for research license fees, prepaid collaboration research costs and the time-limited right of first negotiation for AVA-101. As the agreement provides for multiple deliverables, the Company accounts for this agreement as a multiple elements revenue arrangement. If deliverables did not appear to have a standalone value, they were combined with other deliverables into a unit of accounting with standalone value. The Company allocated the $8.0 million to the relative fair value of the two units of accounting identified in the arrangement. The Company expects to recognize $6.5 million for the research licenses and related research and development services ratably over the associated period of performance, which is the maximum research period of eight years. As there is no discernible pattern of performance and/or objectively measurable performance measures do not exist, the Company will recognize revenue on a straight-line basis over the eight year performance period. The remaining $1.5 million allocated to the second unit of accounting for the rights of first negotiation for AVA-101 is deferred and will be recognized during the period when Regeneron has exclusive access to the results of the Phase 2a clinical trials.

Concurrent with the IPO, the Company sold 588,235 shares of common stock to Regeneron for $10.0 million. As a result of the purchase of shares, Regeneron became a related-party to the Company.

During the nine months ended September 30, 2014, the Company recognized $0.3 million of collaboration and license revenue related to the research collaboration license agreement with Regeneron. As of September 30, 2014, we have deferred revenue relating to this collaboration agreement of $7.7 million.

The remaining $30,000 recorded in the Company’s collaboration and license revenue for the nine months ended September 30, 2014 related to the licensing of certain of its intellectual property under a licensing agreement entered into during February 2014.

Government Grants

Government grants provide funds for certain types of expenditures in connection with research and development activities over a contractually defined period. Revenue related to government grants is recognized in the period during which the related costs are incurred and the related services are rendered, provided that the applicable performance obligations under the government grants have been met.

Funds received under government grants are recorded as revenue if we are deemed to be the principal participant in the contract arrangements because the activities under the contracts are part of our development programs. If we are not the principal participant, the funds from government grants are recorded as a reduction to research and development expense. Funds received from government grants are not refundable and are recognized when the related qualified research and development expenses are incurred and when there is reasonable assurance that the funds will be received. Funds received in advance of the performance of the services are recorded as deferred revenue.

For the years ending December 31, 2012 and 2013, the Company recognized $30,000 and $0.5 million, respectively, of government grant revenue. During the nine months ended September 30, 2013, the Company recognized $0.5 million of government grant revenue. No government grant revenue was recorded in 2014 as we completed the work performed under the grant in 2013. We intend to continue to evaluate pursuing additional grant opportunities on a case-by-case basis.

Research and Development Expenses

Research and Development Expenses—Research and development expenses are charged to expense as incurred. Research and development expenses include certain payroll, stock compensation and other personnel-related expenses, laboratory supplies, consulting costs, external contract research and development expenses, and allocated overhead, including rent, equipment depreciation and utilities. Advance payments for goods or services for future research and development activities are deferred and expensed as the goods are delivered or the related services are performed.

The Company estimates preclinical studies and clinical trial expenses based on the services performed pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on the Company’s behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. These estimates are based on communications with the third party service providers and our estimates of accrued expenses and on information available at each balance sheet date. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. There have been no significant changes from our original estimates in any of the periods presented.

The Company received tax credits from the Australian government in connection with certain research costs incurred in conducting research by the Company’s Australian subsidiary. These refunds do not depend on the taxable income or tax position of the Company and therefore the Company does not account for them under an income tax accounting model. The Company recognizes such refunds as government grants in the period when qualified expenses are incurred as a reduction of research expenses. The Company has recorded the reimbursement of $0.8 million, zero, $0.7 million and $0.1 million from the Australian tax authorities as a reduction of research and development expense in the consolidated statements of operations and comprehensive loss in the year ended December 31, 2013, 2012 and for the nine months ended September 31, 2013 and 2014, respectively.

Fair Value Measurements

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The carrying amounts of the Company’s financial instruments, including cash, prepaid and other current assets, accounts payable, accrued expenses and other approximate fair value of liabilities due to their short-term maturities. Refer to Note 3 for the methodologies and assumptions used in valuing financial instruments.

Stock-Based Compensation Expense

Stock-Based Compensation Expense—Stock-based compensation expense related to awards to employees is measured at the grant date based on the fair value of the award. The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. The expense recognized for the portion of the award that is expected to vest has been reduced by an estimated forfeiture rate. The forfeiture rate is determined at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company uses the Black-Scholes valuation model as the method for determining the estimated fair value of certain financial instruments.

Expected Term—The expected term assumption represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method.

Expected Volatility—Expected volatility is estimated using comparable public companies volatility for similar terms.

Expected Dividend—The Black-Scholes valuation model calls for a single expected dividend yield as an input. The Company has never paid dividends and has no plans to pay dividends.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero-coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Stock-based compensation expense related to awards to non-employees is recognized based on the then-current fair value at each measurement date over the associated service period of the award, which is generally the vesting term, using the accelerated attribution method. The fair value of non-employee stock options is estimated using the Black-Scholes valuation model with assumptions generally consistent with those used for employee stock options, with the exception of the expected term, which is the remaining contractual life at each measurement date. Refer to Note 12 for more information on assumptions used in estimated stock-based compensation expense.

Income Taxes

Income Taxes—The Company accounts for income taxes using the asset and liability method. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period when such determination is made. As of December 31, 2012 and 2013, the Company has recorded a full valuation allowance on its deferred tax assets.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Comprehensive Loss

Comprehensive Loss—Comprehensive loss is comprised of net loss, deemed dividend to a preferred stockholder and other comprehensive income or loss. Other comprehensive income or loss consists of foreign currency translation adjustments related to translation of the financial statements of the Australian subsidiary.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share—Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing the net loss by the weighted-average number of common shares and dilutive common share equivalents outstanding during the period. Because the Company has reported a net loss attributable to common stockholders for all periods presented, diluted net loss per common share is the same as basic net loss attributable to common stockholders per common share for those periods. While shares of the convertible preferred stock are outstanding they are considered to be participating securities as they are entitled to participate in undistributed earnings with shares of common stock. Due to net losses in all periods presented, there is no impact on net loss per share calculation in applying the two-class method since the participating securities have no legal requirement to share in any losses (refer to Note 15).

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements—In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, requiring management to evaluate whether events or conditions could impact an entity’s ability to continue as a going concern and to provide disclosures if necessary. Management will be required to perform the evaluation within one year after the date that the financial statements are issued. Disclosures will be required if conditions give rise to substantial doubt and the type of disclosure will be determined based on whether management’s plans will be able to alleviate the substantial doubt. The accounting standards update will be effective for the first annual period ending after December 15, 2016, and for annual periods and interim periods thereafter with early application permitted. The adoption of this guidance will not affect the Company’s financial position or results of operations.

In June 2014, the FASB issued ASU No. 2014-10, Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The Company has elected to early adopt this guidance, as permitted, for its financial statements for the year ended December 31, 2014, including this quarterly report, and no longer labeled its financial statements as those of a development stage entity or included any inception-to-date information.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The ASU’s effective date for the Company will be January 1, 2017. The Company is evaluating the application of this ASU, but has not yet determined the potential effects it may have on the Company’s consolidated financial statements.